CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2025		Jun. 30, 2024		Jun. 30, 2025		Jun. 30, 2024		Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenue	$ 7,475		$ 7,870		$ 8,415		$ 23,798		$ 34,890	$ 17,065
Operating expenses
Selling, general and administrative expenses	1,686,174		1,290,330		3,317,674		5,464,306
Sales and marketing									182,446	158,514
Research and development									29,125	145,182
General and administrative expenses									8,169,458	6,936,646
Amortization									19,738	19,182
Total operating expenses	1,686,174		1,290,330		3,317,674		5,464,306		8,400,767	7,259,524
Loss from operations	(1,678,699)		(1,282,460)		(3,309,259)		(5,440,508)		(8,365,877)	(7,242,459)
Other income (expenses)
Change in fair value of derivative liability										5,406,220
Interest income	190		282		377		563		1,064	1,068
Interest expense	(4,690)		(5,817)		(9,381)		(11,634)		(18,640)	(6,735,013)
Gain on extinguishment of debt										193,350
Total other income (expenses)	(4,500)		(5,535)		(9,004)		(11,071)		(17,576)	(1,134,375)
Loss before provision for income taxes	(1,683,199)		(1,287,995)		(3,318,263)		(5,451,579)		(8,383,453)	(8,376,834)
Provision for income taxes
Net loss	$ (1,683,199)		$ (1,287,995)		$ (3,318,263)		$ (5,451,579)		$ (8,383,453)	$ (8,376,834)
Basic and fully diluted income (loss) per common share:
Net loss per common share, basic	$ (0.97)	[1]	$ (1.71)	[1]	$ (1.94)	[1]	$ (7.49)	[1]	$ (0.31)	$ (0.66)
Net loss per common share, diluted	$ (0.97)	[1]	$ (1.71)	[1]	$ (1.94)	[1]	$ (7.49)	[1]	$ (0.31)	$ (0.66)
Weighted average common shares outstanding, basic	1,739,045	[1]	753,587	[1]	1,712,741	[1]	728,081	[1]	26,892,705	12,685,133
Weighted average common shares outstanding, fully diluted	1,739,045	[1]	753,587	[1]	1,712,741	[1]	728,081	[1]	26,892,705	12,685,133

[1]	Retroactively restated for thirty-for-one share consolidation on May 12, 2025.